Consolidated Statements of Changes in Stockholders' Equity (Unaudited) - USD ($) $ in Thousands	Common Stock [Member]	Additional Paid-in Capital [Member]	AOCI Attributable to Parent [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Dec. 31, 2020	$ 58	$ 179,530	$ 272	$ (135,707)	$ 44,153
Beginning balance, shares at Dec. 31, 2020	21,325,975
Stock-based compensation		471			471
Share issuance	$ 12	17,356			17,368
Share issuance, shares	3,739,203
Exercise of options
Exercise of options, shares	18,736
Unrealized loss from marketable debt securities			(130)		(130)
Net loss				(8,905)	(8,905)
Ending balance, value at Mar. 31, 2021	$ 70	197,357	142	(144,612)	52,957
Ending balance, shares at Mar. 31, 2021	25,083,914
Beginning balance, value at Dec. 31, 2020	$ 58	179,530	272	(135,707)	44,153
Beginning balance, shares at Dec. 31, 2020	21,325,975
Net loss					(17,301)
Ending balance, value at Jun. 30, 2021	$ 70	197,829	108	(153,008)	44,999
Ending balance, shares at Jun. 30, 2021	25,083,914
Beginning balance, value at Mar. 31, 2021	$ 70	197,357	142	(144,612)	52,957
Beginning balance, shares at Mar. 31, 2021	25,083,914
Stock-based compensation		472			472
Unrealized loss from marketable debt securities			(34)		(34)
Net loss				(8,396)	(8,396)
Ending balance, value at Jun. 30, 2021	$ 70	197,829	108	(153,008)	44,999
Ending balance, shares at Jun. 30, 2021	25,083,914
Beginning balance, value at Dec. 31, 2021	$ 70	198,772	(171)	(168,174)	30,497
Beginning balance, shares at Dec. 31, 2021	25,088,414
Stock-based compensation		457			457
Unrealized loss from marketable debt securities			(445)		(445)
Net loss				(6,143)	(6,143)
Ending balance, value at Mar. 31, 2022	$ 70	199,229	(616)	(174,317)	24,366
Ending balance, shares at Mar. 31, 2022	25,088,414
Beginning balance, value at Dec. 31, 2021	$ 70	198,772	(171)	(168,174)	30,497
Beginning balance, shares at Dec. 31, 2021	25,088,414
Net loss					(9,877)
Ending balance, value at Jun. 30, 2022	$ 70	199,675	(982)	(178,051)	20,712
Ending balance, shares at Jun. 30, 2022	25,088,414
Beginning balance, value at Mar. 31, 2022	$ 70	199,229	(616)	(174,317)	24,366
Beginning balance, shares at Mar. 31, 2022	25,088,414
Stock-based compensation		446			446
Unrealized loss from marketable debt securities			(366)		(366)
Net loss				(3,734)	(3,734)
Ending balance, value at Jun. 30, 2022	$ 70	$ 199,675	$ (982)	$ (178,051)	$ 20,712
Ending balance, shares at Jun. 30, 2022	25,088,414